PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2021
Network infrastructure | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	3 years
Network infrastructure | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	50 years
Other. | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	3 years
Other. | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	20 years
Buildings | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	7 years
Buildings | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	99 years
Office equipment | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	2 years
Office equipment | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	7 years
Vehicles | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	2 years
Vehicles | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	10 years
Other Office Equipment And Vehicles | Minimum
Summary of property, plant and equipment expected useful lives
Expected useful life	2 years
Other Office Equipment And Vehicles | Maximum
Summary of property, plant and equipment expected useful lives
Expected useful life	25 years